Other liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosures [Abstract]
Other liabilities
32.	Other liabilities
Other liabilities as of December 31, 2024 and 2025 are as follows:

	2024		2025
Lease liabilities (*)	~~W~~	890,689	790,339
Accounts payable		15,140,873	29,026,951
Accrued expenses		7,023,165	6,964,603
Dividend payable		7,997	6,352
Advance received		198,317	178,085
Unearned income		453,706	446,972
Withholding value-added tax and other taxes		1,020,113	844,975
Securities deposit received		2,252,424	2,576,731
Foreign exchange settlement pending		551,196	639,422
Domestic exchange settlement pending		1,806,106	4,194,954
Payable from trust account		8,174,066	9,905,174
Due to agencies		1,178,661	1,186,042
Deposits for subscription		61,578	82,969
Sundry liabilities		2,198,383	2,431,999
Other		54,133	57,058
Present value discount		(131,898)	(94,969)

	~~W~~	40,879,509	59,237,657

(*)
As of December 31, 2025, the Group accounts for the lease liabilities as other liabilities. For the year ended December 31, 2024, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
1,987 million, cash outflows from leases are
~~W~~
299,061 million, and interest expense on lease liabilities is
~~W~~
22,787 million. For the year ended December 31, 2025, the amount of variable lease payments that are not included in the measurement of lease liabilities is
~~W~~
74 million, cash outflows from leases are
~~W~~
288,447 million, and interest expense on lease liabilities is
~~W~~
20,984 million.